Mezzanine equity (Details) - USD ($)		6 Months Ended
	Apr. 14, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Mezzanine equity [Abstract]
Mezzanine equity		$ 25,877,180		$ 25,877,180
Dividends paid		250,000	$ 1,389
Series A Preferred Shares [Member]
Mezzanine equity [Abstract]
Preferred shares issued (in shares)	2,000,000		2,000,000
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred shares, stated amount (in dollars per share)	$ 25
Mezzanine equity		25,877,180	$ 25,877,180	$ 25,877,180	$ 0
Fair value measurement of preferred stock		25,942,180
Issuance costs		65,000
Series A Preferred Shares [Member] | Related Party [Member]
Mezzanine equity [Abstract]
Dividends paid		250,000	$ 1,389
Accrued dividend		$ 106,944